UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): January15, 2016

STRUCTURED ASSET FUNDING SECURITIZATION I, LLCi

i STRUCTURED ASSET FUNDING SECURITIZATION I, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securitizations organized by it and outstanding during the reporting period in the structured settlement asset class

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STRUCTURED ASSET FUNDING SECURITIZATION I, LLC

(Securitizer)

By: _____________________________________________________

Andrew Savysky, President

Date: January 15, 2016

(Exact name of securitizer as specified in its charter)

NONE (Commission File Number of securitizer)	0001643510 (Central Index Key Number of securitizer)
Keith H. Stolzenberg, Counsel, (305) 961-1450 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒

/s/ Andrew Savysky